Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
Note 16 - Subsequent Events

(1)
In January 2019, the Company’s compensation committee and board of directors, respectively, have approved the grant of a total of 141,928 options under the Global Share Incentive Plan (2013), of which options granted to directors and office holders are subject to the approval of the Annual General Meeting, which is currently scheduled to convene no later than June 2019, as prescribed under the Israeli Companies Law, 1999 and the Company's Amended and Restated Articles of Association.